                            [LOGO OF NATIONWIDE/(R)/]

                                 Nationwide/(R)/
                              VA Separate Account-D


                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2004

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

WR-0083-12/04

                        NATIONWIDE VA SEPARATE ACCOUNT-D
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
     5,571,012 shares (cost $36,102,015) ......................................   $  42,855,571
    W & R Target Funds, Inc - Balanced Portfolio (WRBal)
     4,051,885 shares (cost $27,292,076) .......................................     31,111,589
    W & R Target Funds, Inc - Bond Portfolio (WRBnd)
     6,295,774 shares (cost $35,373,524) .......................................     34,476,915
    W & R Target Funds, Inc - Core Equity Portfolio (WRCoreEq)
     7,763,454 shares (cost $74,043,376) ......................................      79,473,700
    W & R Target Funds, Inc - Dividend Income Portfolio (WRDivInc)
     262,668 shares (cost $1,329,929) .........................................       1,435,349
    W & R Target Funds, Inc - Growth Portfolio (WRGrowth)
     11,649,209 shares (cost $91,338,814) .....................................      97,536,494
    W & R Target Funds, Inc - High Income Portfolio (WRHiInc)
     7,769,611 shares (cost $25,744,804) ......................................      26,631,117
    W & R Target Funds, Inc - International II Portfolio (WRIntlII)
     65,761 shares (cost $1,148,628) ..........................................       1,260,508
    W & R Target Funds, Inc - International Portfolio (WRIntl)
     2,326,209 shares (cost $12,529,591) ......................................      15,477,200
    W & R Target Funds, Inc - Limited-Term Bond Portfolio (WRLTBond)
     2,747,666 shares (cost $15,594,636) ......................................      15,275,098
    W & R Target Funds, Inc - Micro Cap Growth Portfolio (WRMicCpGr)
     32,207 shares (cost $401,365) ............................................         476,644
    W & R Target Funds, Inc - Money Market Portfolio (WRMMkt)
     8,268,609 shares (cost $8,268,609) .......................................       8,268,609
    W & R Target Funds, Inc - Mortgage Securities Portfolio (WRMortSec)
     148,774 shares (cost $773,433) ...........................................         755,640
    W & R Target Funds, Inc - Real Estate Securities Portfolio (WRRealEstS)
     213,920 shares (cost $1,263,224) .........................................       1,394,243
    W & R Target Funds, Inc - Science & Technology Portfolio (WRSciTech)
     2,298,095 shares (cost $26,181,869) ......................................      33,095,785
    W & R Target Funds, Inc - Small Cap Growth Portfolio (WRSmCap)
     4,397,615 shares (cost $32,646,415) ......................................      42,573,313
    W & R Target Funds, Inc - Small Cap Value Portfolio (WRSmCpVal)
     93,994 shares (cost $1,473,415) ..........................................       1,563,399
    W & R Target Funds, Inc - Value Portfolio (WRValue)
     4,982,275 shares (cost $24,785,676) ......................................      31,002,207
                                                                                  -------------
      Total investments .......................................................     464,663,381
 Accounts receivable ..........................................................          77,181
                                                                                  -------------
      Total assets ............................................................     464,740,562
 Accounts payable .............................................................               -
                                                                                  -------------
 Contract owners' equity (note 4) .............................................   $ 464,740,562
                                                                                  =============

See accompanying notes to financial statements

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total           WRAsStrat           WRBal             WRBnd
                                                     --------------    --------------    --------------    --------------
  Reinvested dividends ...........................   $    5,843,413           540,869           437,766         1,467,666
  Mortality and expense risk charges (note 2) ....       (6,532,135)         (583,694)         (431,160)         (524,681)
                                                     --------------    --------------    --------------    --------------
    Net investment income (loss) .................         (688,722)          (42,825)            6,606           942,985
                                                     --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........       52,736,793         3,003,543         2,897,266         5,757,789
  Cost of mutual fund shares sold ................      (54,061,200)       (2,782,975)       (2,863,488)       (5,709,657)
                                                     --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..........       (1,324,407)          220,568            33,778            48,132
  Change in unrealized gain (loss)
   on investments ................................       32,436,655         4,008,287         2,070,865          (567,683)
                                                     --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...............       31,112,248         4,228,855         2,104,643          (519,551)
                                                     --------------    --------------    --------------    --------------
  Reinvested capital gains .......................          785,635           288,544                 -           385,058
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $   31,209,161         4,474,574         2,111,249           808,492
                                                     ==============    ==============    ==============    ==============

Investment activity:                                    WRCoreEq          WRDivInc          WRGrowth           WRHiInc
                                                     --------------    --------------    --------------    --------------
  Reinvested dividends ...........................          479,680             8,765           263,549         1,736,291
  Mortality and expense risk charges (note 2) ....       (1,144,380)           (6,548)       (1,443,216)         (362,339)
                                                     --------------    --------------    --------------    --------------
    Net investment income (loss) .................         (664,700)            2,217        (1,179,667)        1,373,952
                                                     --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........        8,162,876             9,240        10,176,428         2,010,316
  Cost of mutual fund shares sold ................       (9,337,523)           (8,794)      (11,279,034)       (2,086,336)
                                                     --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..........       (1,174,647)              446        (1,102,606)          (76,020)
  Change in unrealized gain (loss)
   on investments ................................        7,758,333           105,420         3,762,843           687,770
                                                     --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...............        6,583,686           105,866         2,660,237           611,750
                                                     --------------    --------------    --------------    --------------
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        5,918,986           108,083         1,480,570         1,985,702
                                                     ==============    ==============    ==============    ==============

Investment activity:                                    WRIntlII           WRIntl           WRLTBond          WRMicCpGr
                                                     --------------    --------------    --------------    --------------
  Reinvested dividends ...........................   $       11,916            94,382           416,871                 -
  Mortality and expense risk charges (note 2) ....           (4,623)         (213,311)         (221,203)           (2,150)
                                                     --------------    --------------    --------------    --------------
    Net investment income (loss) .................            7,293          (118,929)          195,668            (2,150)
                                                     --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........           77,805         1,978,229         2,380,619            13,908
  Cost of mutual fund shares sold ................          (75,680)       (1,989,237)       (2,371,491)          (14,505)
                                                     --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..........            2,125           (11,008)            9,128              (597)
  Change in unrealized gain (loss)
   on investments ................................          111,880         1,806,254          (181,484)           75,279
                                                     --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...............          114,005         1,795,246          (172,356)           74,682
                                                     --------------    --------------    --------------    --------------
  Reinvested capital gains .......................            9,407                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $      130,705         1,676,317            23,312            72,532
                                                     ==============    ==============    ==============    ==============

Investment activity:                                         WRMMkt         WRMortSec        WRRealEstS       WRSciTech
                                                     --------------    --------------    --------------    --------------
  Reinvested dividends ...........................           57,800            14,533             7,303                 -
  Mortality and expense risk charges (note 2) ....         (119,536)           (1,828)           (3,854)         (440,208)
                                                     --------------    --------------    --------------    --------------
    Net investment income (loss) .................          (61,736)           12,705             3,449          (440,208)
                                                     --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........        7,432,495             3,263            39,230         1,847,290
  Cost of mutual fund shares sold ................       (7,432,495)           (3,199)          (34,865)       (1,786,854)
                                                     --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..........                -                64             4,365            60,436
  Change in unrealized gain (loss)
   on investments ................................                -           (17,793)          131,019         4,448,001
                                                     --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...............                -           (17,729)          135,384         4,508,437
                                                     --------------    --------------    --------------    --------------
  Reinvested capital gains .......................                -             9,865            16,882                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          (61,736)            4,841           155,715         4,068,229
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)
                                        3

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                     WRSmCap          WRSmCpVal          WRValue
                                                     --------------    --------------    --------------
  Reinvested dividends ...........................   $            -                 -           306,022
  Mortality and expense risk charges (note 2) ....         (599,568)           (5,962)         (423,874)
                                                     --------------    --------------    --------------
    Net investment income (loss) .................         (599,568)           (5,962)         (117,852)
                                                     --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........        4,840,736            64,641         2,041,119
  Cost of mutual fund shares sold ................       (4,482,979)          (65,350)       (1,736,738)
                                                     --------------    --------------    --------------
    Realized gain (loss) on investments ..........          357,757              (709)          304,381
                                                     --------------    --------------    --------------
  Change in unrealized gain (loss)
   on investments ................................        4,809,464            89,984         3,338,216
                                                     --------------    --------------    --------------
    Net gain (loss) on investments ...............        5,167,221            89,275         3,642,597
                                                     --------------    --------------    --------------
  Reinvested capital gains .......................                -            75,879                 -
                                                     --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $    4,567,653           159,192         3,524,745
                                                     ==============    ==============    ==============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                  Total                             WRAsStrat
                                                     --------------------------------    --------------------------------
Investment activity:                                      2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
  Net investment income (loss) ...................   $     (688,722)          (30,845)          (42,825)          (55,581)
  Realized gain (loss) on investments ............       (1,324,407)       (3,180,668)          220,568           (10,211)
    Change in unrealized gain (loss)
     on investments ..............................       32,436,655        58,407,731         4,008,287         3,119,097
  Reinvested capital gains .......................          785,635           164,801           288,544           164,801
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       31,209,161        55,361,019         4,474,574         3,218,106
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................       45,380,102       107,411,188         3,831,138        11,128,651
  Transfers between funds ........................                -                 -          (291,032)          (16,510)
  Redemptions (note 3) ...........................      (33,294,327)      (24,258,186)       (2,484,590)       (1,922,745)
  Annual contract maintenance charges
   (note 2) ......................................         (112,915)          (92,529)          (10,407)           (8,386)
  Contingent deferred sales charges
   (note 2) ......................................         (979,702)         (695,344)          (57,523)          (60,566)
  Adjustments to maintain reserves ...............           82,726            (8,424)              307            (1,760)
                                                     --------------    --------------    --------------    --------------
    Net equity transactions ......................       11,075,884        82,356,705           987,893         9,118,684
                                                     --------------    --------------    --------------    --------------

Net change in contract owners' equity ............       42,285,045       137,717,724         5,462,467        12,336,790
Contract owners' equity beginning of period ......      422,455,517       284,737,793        37,391,885        25,055,095
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $  464,740,562       422,455,517        42,854,352        37,391,885
                                                     --------------    --------------    --------------    --------------

CHANGES IN UNITS:
  Beginning units ................................       46,542,319        36,756,844         3,635,018         2,674,791
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................        8,898,388        18,324,766           529,388         1,454,785
  Units redeemed .................................       (7,989,349)       (8,539,291)         (432,548)         (494,558)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................       47,451,358        46,542,319         3,731,858         3,635,018
                                                     ==============    ==============    ==============    ==============

                                                                  WRBal                               WRBnd
                                                     --------------------------------    --------------------------------
Investment activity:                                      2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
  Net investment income (loss) ...................            6,606          (132,705)          942,985         1,128,224
  Realized gain (loss) on investments ............           33,778          (107,395)           48,132           382,655
    Change in unrealized gain (loss)
     on investments ..............................        2,070,865         3,689,326          (567,683)         (586,742)
  Reinvested capital gains .......................                -                 -           385,058                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        2,111,249         3,449,226           808,492           924,137
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................        4,467,120         7,454,564         3,261,878        11,515,229
  Transfers between funds ........................          459,871           647,435        (2,038,119)       (4,466,459)
  Redemptions (note 3) ...........................       (2,536,288)       (1,568,515)       (3,866,249)       (3,032,091)
  Annual contract maintenance charges
   (note 2) ......................................           (7,468)           (5,996)           (8,572)           (7,895)
  Contingent deferred sales charges
   (note 2) ......................................          (66,954)          (61,472)          (84,266)          (81,893)
  Adjustments to maintain reserves ...............              316            20,815             4,439            (1,131)
                                                     --------------    --------------    --------------    --------------
    Net equity transactions ......................        2,316,597         6,486,831        (2,730,889)        3,925,760
                                                     --------------    --------------    --------------    --------------

Net change in contract owners' equity ............        4,427,846         9,936,057        (1,922,397)        4,849,897
Contract owners' equity beginning of period ......       26,683,360        16,747,303        36,402,950        31,553,053
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............       31,111,206        26,683,360        34,480,553        36,402,950
                                                     --------------    --------------    --------------    --------------

CHANGES IN UNITS:
  Beginning units ................................        2,657,129         1,956,614         3,051,387         2,714,129
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................          616,916         1,007,666           399,994         1,322,795
  Units redeemed .................................         (387,584)         (307,151)         (627,587)         (985,537)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................        2,886,461         2,657,129         2,823,794         3,051,387
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)
                                        5

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 WRCoreEq                            WRDivInc
                                                     --------------------------------    --------------------------------
Investment activity:                                      2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
  Net investment income (loss) ...................   $     (664,700)         (436,784)            2,217                 -
  Realized gain (loss) on investments ............       (1,174,647)       (1,023,225)              446                 -
  Change in unrealized gain (loss)
   on investments ................................        7,758,333        11,661,698           105,420                 -
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        5,918,986        10,201,689           108,083                 -
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................        5,216,752        13,840,027           235,031                 -
  Transfers between funds ........................       (2,804,936)          (74,725)        1,100,517                 -
  Redemptions (note 3) ...........................       (6,119,181)       (4,234,282)           (8,068)                -
  Annual contract maintenance charges
   (note 2) ......................................          (19,535)          (17,910)              (35)                -
  Contingent deferred sales charges
   (note 2) ......................................         (172,609)         (113,539)             (178)                -
  Adjustments to maintain reserves ...............          (51,684)         (108,262)               10                 -
                                                     --------------    --------------    --------------    --------------
    Net equity transactions ......................       (3,951,193)        9,291,309         1,327,277                 -
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............        1,967,793        19,492,998         1,435,360                 -
Contract owners' equity beginning of period ......       77,453,096        57,960,098                 -                 -
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $   79,420,889        77,453,096         1,435,360                 -
                                                     ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ................................       10,138,009         8,764,149                 -                 -
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................          919,174         2,771,790           133,942                 -
  Units redeemed .................................       (1,426,519)       (1,397,930)           (1,872)                -
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................        9,630,664        10,138,009           132,070                 -
                                                     ==============    ==============    ==============    ==============

                                                                 WRGrowth                            WRHiInc
                                                     --------------------------------    --------------------------------
Investment activity:                                      2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
  Net investment income (loss) ...................       (1,179,667)       (1,137,861)        1,373,952         1,283,187
  Realized gain (loss) on investments ............       (1,102,606)         (335,148)          (76,020)         (296,558)
  Change in unrealized gain (loss)
   on investments ................................        3,762,843        16,788,539           687,770         1,959,729
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        1,480,570        15,315,530         1,985,702         2,946,358
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................        8,734,029        18,110,333         3,199,382         6,842,340
  Transfers between funds ........................       (2,897,731)        7,798,239           955,351          (492,190)
  Redemptions (note 3) ...........................       (7,043,348)       (4,824,949)       (1,486,158)       (1,419,369)
  Annual contract maintenance charges
   (note 2) ......................................          (23,288)          (19,704)           (5,642)           (3,999)
  Contingent deferred sales charges
   (note 2) ......................................         (207,663)         (111,134)          (46,523)          (36,097)
  Adjustments to maintain reserves ...............         (101,948)           (4,439)             (636)             (255)
                                                     --------------    --------------    --------------    --------------
    Net equity transactions ......................       (1,539,949)       20,948,346         2,615,774         4,890,430
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............          (59,379)       36,263,876         4,601,476         7,836,788
Contract owners' equity beginning of period ......       97,493,053        61,229,177        22,028,821        14,192,033
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............       97,433,674        97,493,053        26,630,297        22,028,821
                                                     ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ................................       12,142,977         9,244,541         1,785,549         1,356,838
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................        1,666,027         4,029,844           464,205           834,434
  Units redeemed .................................       (1,886,042)       (1,131,408)         (255,712)         (405,723)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................       11,922,962        12,142,977         1,994,042         1,785,549
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)
                                        6

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       WRIntlII                            WRIntl
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $        7,293                -         (118,929)          53,231
  Realized gain (loss) on investments ....................            2,125                -          (11,008)        (768,368)
  Change in unrealized gain (loss) on investments ........          111,880                -        1,806,254        2,843,877
  Reinvested capital gains ...............................            9,407                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................          130,705                -        1,676,317        2,128,740
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)           97,479                -        1,591,773        2,401,788
  Transfers between funds ................................        1,042,358                -          248,830        1,239,196
  Redemptions (note 3) ...................................           (9,939)               -         (959,681)        (371,743)
  Annual contract maintenance charges (note 2) ...........              (33)               -           (3,235)          (2,388)
  Contingent deferred sales charges (note 2) .............              (63)               -          (41,449)         (12,583)
  Adjustments to maintain reserves .......................               14                -           45,057             (169)
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................        1,129,816                -          881,295        3,254,101
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        1,260,521                -        2,557,612        5,382,841
Contract owners' equity beginning of period ..............                -                -       12,964,547        7,581,706
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    1,260,521                -       15,522,159       12,964,547
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................                -                -        1,680,876        1,209,380
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          113,717                -          470,738          894,627
  Units redeemed .........................................           (7,828)               -         (360,209)        (423,131)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          105,889                -        1,791,405        1,680,876
                                                             ==============   ==============   ==============   ==============

                                                                        WRLTBond                          WRMicCpGr
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................          195,668          211,681           (2,150)               -
  Realized gain (loss) on investments ....................            9,128          108,105             (597)               -
  Change in unrealized gain (loss) on investments ........         (181,484)        (157,573)          75,279                -
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................           23,312          162,213           72,532                -
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)        1,536,494        7,160,849           54,013                -
  Transfers between funds ................................          451,413        1,624,272          352,640                -
  Redemptions (note 3) ...................................       (1,113,429)        (922,669)          (2,493)               -
  Annual contract maintenance charges (note 2) ...........           (3,342)          (2,388)             (22)               -
  Contingent deferred sales charges (note 2) .............          (34,075)         (44,809)             (26)               -
  Adjustments to maintain reserves .......................           (6,651)            (284)             (25)               -
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................          830,410        7,814,971          404,087                -
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          853,722        7,977,184          476,619                -
Contract owners' equity beginning of period ..............       14,414,495        6,437,311                -                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................       15,268,217       14,414,495          476,619                -
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................        1,252,148          567,954                -                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          392,224        1,138,909           44,153                -
  Units redeemed .........................................         (320,318)        (454,715)          (1,449)               -
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................        1,324,054        1,252,148           42,704                -
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         WRMMkt                           WRMortSec
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $      (61,736)        (107,008)          12,705                -
  Realized gain (loss) on investments ....................                -                -               64                -
  Change in unrealized gain (loss) on investments ........                -                -          (17,793)               -
  Reinvested capital gains ...............................                -                -            9,865                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          (61,736)        (107,008)           4,841                -
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)        3,268,320        9,289,921           64,255                -
  Transfers between funds ................................       (2,237,838)      (8,355,639)         690,308                -
  Redemptions (note 3) ...................................       (1,642,161)      (2,791,400)          (3,755)               -
  Annual contract maintenance charges (note 2) ...........           (2,312)          (2,671)              (9)               -
  Contingent deferred sales charges (note 2) .............          (74,768)         (42,509)               -                -
  Adjustments to maintain reserves .......................             (545)              65           (1,985)               -
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................         (689,304)      (1,902,233)         748,814                -
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................         (751,040)      (2,009,241)         753,655                -
Contract owners' equity beginning of period ..............        9,019,240       11,028,481                -                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    8,268,200        9,019,240          753,655                -
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          892,194        1,080,121                -                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          824,334        1,390,452           74,550                -
  Units redeemed .........................................         (892,705)      (1,578,379)            (734)               -
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          823,823          892,194           73,816                -
                                                             ==============   ==============   ==============   ==============

                                                                       WRRealEstS                         WRSciTech
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................            3,449                -         (440,208)        (287,803)
  Realized gain (loss) on investments ....................            4,365                -           60,436          (84,063)
  Change in unrealized gain (loss) on investments ........          131,019                -        4,448,001        5,581,289
  Reinvested capital gains ...............................           16,882                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          155,715                -        4,068,229        5,209,423
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)           98,893                -        3,355,961        6,206,431
  Transfers between funds ................................        1,142,652                -          885,676          889,537
  Redemptions (note 3) ...................................           (2,973)               -       (1,761,803)        (815,338)
  Annual contract maintenance charges (note 2) ...........              (44)               -           (9,412)          (6,741)
  Contingent deferred sales charges (note 2) .............                -                -          (59,816)         (39,396)
  Adjustments to maintain reserves .......................               22                -           (1,459)            (296)
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................        1,238,550                -        2,409,147        6,234,197
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        1,394,265                -        6,477,376       11,443,620
Contract owners' equity beginning of period ..............                -                -       26,616,811       15,173,191
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................        1,394,265                -       33,094,187       26,616,811
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................                -                -        3,285,841        2,406,665
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          116,569                -          676,746        1,149,741
  Units redeemed .........................................           (3,838)               -         (394,973)        (270,565)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          112,731                -        3,567,614        3,285,841
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         WRSmCap                          WRSmCpVal
                                                             -------------------------------   -------------------------------
                                                                  2004            2003              2004            2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $     (599,568)        (412,108)          (5,962)               -
  Realized gain (loss) on investments ....................          357,757         (922,773)            (709)               -
  Change in unrealized gain (loss) on investments ........        4,809,464        9,214,152           89,984                -
  Reinvested capital gains ...............................                -                -           75,879                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................        4,567,653        7,879,271          159,192                -
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)        3,245,214        7,697,462          159,720                -
  Transfers between funds ................................           89,421         (899,240)       1,251,626                -
  Redemptions (note 3) ...................................       (2,174,323)      (1,542,055)          (7,025)               -
  Annual contract maintenance charges (note 2) ...........          (11,953)          (9,239)             (87)               -
  Contingent deferred sales charges (note 2) .............          (75,635)         (60,232)             (28)               -
  Adjustments to maintain reserves .......................          101,812           43,763              (17)               -
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................        1,174,536        5,230,459        1,404,189                -
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        5,742,189       13,109,730        1,563,381                -
Contract owners' equity beginning of period ..............       36,933,019       23,823,289                -                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $   42,675,208       36,933,019        1,563,381                -
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................        3,680,292        3,174,788                -                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          758,371        1,323,738          147,024                -
  Units redeemed .........................................         (661,803)        (818,234)          (7,738)               -
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................        3,776,860        3,680,292          139,286                -
                                                             ==============   ==============   ==============   ==============

                                                                        WRValue
                                                             --------------   --------------
                                                                  2004             2003
                                                             --------------   --------------
Investment activity:
  Net investment income (loss) ...........................         (117,852)        (137,318)
  Realized gain (loss) on investments ....................          304,381         (123,687)
  Change in unrealized gain (loss) on investments ........        3,338,216        4,294,339
  Reinvested capital gains ...............................                -                -
                                                             --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................        3,524,745        4,033,334
                                                             --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)        2,962,650        5,763,593
  Transfers between funds ................................        1,598,993        2,106,084
  Redemptions (note 3) ...................................       (2,072,863)        (813,030)
  Annual contract maintenance charges (note 2) ...........           (7,519)          (5,212)
  Contingent deferred sales charges (note 2) .............          (58,126)         (31,114)
  Adjustments to maintain reserves .......................           95,699           43,529
                                                             --------------   --------------
    Net equity transactions ..............................        2,518,834        7,063,850
                                                             --------------   --------------
Net change in contract owners' equity ....................        6,043,579       11,097,184
Contract owners' equity beginning of period ..............       25,054,240       13,957,056
                                                             --------------   --------------
Contract owners' equity end of period ....................       31,097,819       25,054,240
                                                             ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................        2,340,899        1,606,874
                                                             --------------   --------------
  Units purchased ........................................          550,316        1,005,985
  Units redeemed .........................................         (319,890)        (271,960)
                                                             --------------   --------------
  Ending units ...........................................        2,571,325        2,340,899
                                                             ==============   ==============

See accompanying notes to financial statements

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

(a)  Organization and Nature of Operations

     Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

     The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)  The Contracts

     Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

     With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

        Portfolio of the Waddell and Reed: Target Funds (W & R Target Funds);
          W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
          W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
          W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
          W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
          W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
          W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
          W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
          W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
          W & R Target Funds, Inc. - International Portfolio (WRIntl)
          W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
          W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
          W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
          W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec) W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
          W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech) W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
          W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
          W & R Target Funds, Inc. - Value Portfolio (WRValue)

     At December 31, 2004, contract owners were invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the purchase payments surrendered. This charge declines a specified percentage each year to 0% after the purchase payment has been held in the contract for 8 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Nationwide VA Separate Account-D Options

                                                                      Waddell &
                                                                         Reed
                                                                        Select
                                                                      ---------

Variable Account Charges - Recurring ................................     1.35%

CDSC Options:
  Seven Year CDSC ...................................................     0.05%

Death Benefit Options:

  Maximum Anniversary Death Benefit .................................     0.15%

    If death before annuitization, benefit will be greatest of
     (i) contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.

  Five Year Reset Death Benefit .....................................     0.05%
    If death before annuitization, benefit will be greatest of
     (i) contract value, (ii) purchase payments less surrenders or
     (iii) most recent five year contract value before 86th birthday less surrenders.

Nursing Home and Long Term Care .....................................     0.05%

Guaranteed Minimum Income Benefit Options:
  Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

5% Interest .........................................................     0.45%

Maximum Anniversary .................................................     0.30%

Beneficiary Protector Option ........................................     0.40%

  Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges/(1)/ ...............................     2.45%

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004:

                     Total   WRAsStrat       WRBal      WRBnd     WRCoreEq     WRDivInc    WRGrowth        WRHiInc
              ------------   ---------   ---------   --------   ----------   ----------   ---------   ------------
1.35% .....   $  2,000,082     202,486     163,205    200,372      323,125        2,131     382,262        123,124
1.40% .....      1,111,399      94,137      56,188     88,224      184,012        1,075     296,544         60,756
1.45% .....        130,407      13,907      11,855      6,770       27,503           62      30,178          9,160
1.50% .....      1,915,673     137,575      90,019    106,967      383,495        2,123     466,767         87,076
1.55% .....        270,086      17,627      30,448     19,252       57,359           32      54,730         17,064
1.60% .....         19,779         336       3,682      1,097        4,744            -       5,691            177
1.65% .....        118,820      14,293       5,986      5,481       11,774           44      23,024          8,882
1.70% .....         11,233         796         672      1,268        2,635            -       1,012            315
1.75% .....         22,487       3,548       2,808      2,727        1,857            -       2,734          2,427
1.80% .....        477,417      51,385      31,015     40,704       82,961          514      90,776         31,902
1.85% .....        100,373      16,033      10,596     13,399       10,834           16      20,571          4,510
1.90% .....         60,992       1,720         380      1,756        7,786           69      13,377          5,270
1.95% .....        215,101      25,514      11,161     26,237       27,513          296      38,178         10,236
2.00% .....         67,768       3,143      12,939      9,829       18,107            -      15,246          1,223
2.05% .....          4,080         403         206        127          309            -         641             71
2.20% .....          1,981         277           -        147            -            -         409             94
2.35% .....          4,192         514           -        299          313          186       1,010             26
2.45% .....            265           -           -         25           53            -          66             26
              ------------   ---------   ---------   --------   ----------   ----------   ---------   ------------
 Totals ...   $  6,532,135     583,694     431,160    524,681    1,144,380        6,548   1,443,216        362,339
              ============   =========   =========   ========   ==========   ==========   =========   ============

                  WRIntlII      WRIntl    WRLTBond  WRMicCpGr       WRMMkt    WRMortSec  WRRealEstS     WRSciTech
              ------------   ---------   ---------  ---------   ----------    ---------  ----------     ----------
1.35% .....   $      1,599      60,001      80,589        681       43,348          563         715        127,370
1.40% .....            508      45,192      40,078        271       18,945          336         202         62,462
1.45% .....              -       3,573       2,443          -          638            9           8          4,970
1.50% .....          1,786      65,224      52,865        407       33,445          847       2,508        153,721
1.55% .....             51       8,065       8,748        121        5,677            4          23         15,218
1.60% .....              -         646         545          -          351            -           -            402
1.65% .....            180       2,145       1,517         59          321            -         217         14,143
1.70% .....              -         725         609          -           31            -           -          1,083
1.75% .....              -         365         859          -          338            -           -            968
1.80% .....            248      14,273      17,229        461        7,307            -          48         27,928
1.85% .....             50       1,108       2,659         25        3,688            -          29          5,744
1.90% .....             45       4,200       1,599         50        1,017            -         104          4,477
1.95% .....            156       6,985      10,608         75        3,930           69           -         18,245
2.00% .....              -         653         343          -          500            -           -          2,416
2.05% .....              -           -          70          -            -            -           -            547
2.20% .....              -          91           -          -            -            -           -            385
2.35% .....              -          38         442          -            -            -           -            102
2.45% .....              -          27           -          -            -            -           -             27
              ------------   ---------   ---------   --------   ----------   ----------   ---------   ------------
 Totals ...   $      4,623     213,311     221,203      2,150      119,536        1,828       3,854        440,208
              ============   =========   =========   ========   ==========   ==========   =========   ============

                 WRSmCap   WRSmCpVal     WRValue
              ------------   ---------   ---------
1.35%         $    161,302       1,305     125,904
1.40% .....        107,910         270      54,289
1.45% .....          8,760           6      10,565
1.50% .....        204,744       3,220     122,884
1.55% .....         21,234         152      14,281
1.60% .....            976           -       1,132
1.65% .....         17,658          39      13,057
1.70% .....            994           -       1,093
1.75% .....          1,804           -       2,052
1.80% .....         38,018         807      41,841
1.85% .....          5,042           -       6,069
1.90% .....         10,598          35       8,509
1.95% .....         16,796         128      18,974
2.00% .....          2,221           -       1,148
2.05% .....            518           -       1,188
2.20% .....            199           -         379
2.35% .....            794           -         468
2.45% .....              -           -          41
              ------------   ---------   ---------
 Totals ...   $    599,568       5,962     423,874
              ============   =========   =========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $4,077,363 and $6,118,775, respectively, and total transfers from the Account to the fixed account were $1,696,397 and $4,002,237, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $244,326 and $669,192 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the four-year period ended December 31, 2004 and for the period December 29, 2000 (commencement of operations) through December 31, 2000. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                Contract                                                     Investment
                                Expense                       Unit            Contract        Income            Total
                                 Rate*         Units        Fair Value      Owners' Equity     Ratio**        Return***
                             --------------  ---------- ----------------    --------------   ----------- ---------------------
W & R Target Funds, Inc. - Asset Strategy Portfolio
   2004                      1.35% to 2.35%   3,731,858 $ 11.54 to 11.54    $ 42,854,352       1.35%       11.77% to 10.64%
   2003                      1.35% to 2.35%   3,635,018   10.33 to 10.43      37,391,885       1.31%         9.97% to 8.86%
   2002                      1.35% to 2.20%   2,674,791     9.22 to 9.39      25,055,095       2.04%         1.01% to 1.89%
   2001                      1.35% to 2.00%   1,449,907     9.15 to 9.22      13,350,843       4.59%     -11.77% to -11.18%
   2000                          1.35%            1,112            10.38          11,541       0.00%                  3.79% (a)(b)
W & R Target Funds, Inc. - Balanced Portfolio
   2004                      1.35% to 2.05%   2,886,461   10.83 to 10.52      31,111,206       1.51%         7.46% to 6.70%
   2003                      1.35% to 2.05%   2,657,129    10.08 to 9.86      26,683,360       0.79%        17.48% to 16.65%
   2002                      1.35% to 2.00%   1,956,614     8.46 to 8.58      16,747,303       2.18%       -10.25% to -9.65%
   2001                      1.35% to 1.95%   1,249,677     9.44 to 9.50      11,857,105       4.82%        -7.79% to -7.22%
   2000                      1.35% to 1.80%       1,679   10.23 to 10.24          17,189       0.00%          2.34% to 2.37% (a)(b)
W & R Target Funds, Inc. - Bond Portfolio
   2004                      1.35% to 2.45%   2,823,794   12.27 to 11.34      34,480,553       4.14%          2.48% to 1.34%
   2003                      1.35% to 2.45%   3,051,387   11.98 to 11.19      36,402,950       4.88%          2.78% to 1.63%
   2002                      1.35% to 2.45%   2,714,129   11.01 to 11.65      31,553,053       5.95%          6.31% to 7.51%
   2001                      1.35% to 2.00%   1,105,160   10.76 to 10.84      11,966,763       9.17%          5.31% to 6.02%
   2000                          1.80%              122            10.22           1,247       0.00%                   2.22% (a)(b)
W & R Target Funds, Inc. - Core Equity Portfolio
   2004                      1.35% to 2.45%   9,630,664     8.29 to 8.39      79,420,889       0.61%          8.09% to 6.89%
   2003                      1.35% to 2.45%  10,138,009     7.67 to 7.85      77,453,096       0.80%        15.68% to 14.40%
   2002                      1.35% to 2.45%   8,764,149     6.54 to 6.87      57,960,098       0.63%      -23.55% to -22.69%
   2001                      1.35% to 2.00%   5,791,263     8.52 to 8.58      49,620,225       0.45%      -16.62% to -16.06%
   2000                      1.35% to 1.80%       4,293   10.21 to 10.22          43,865       0.00%          2.14% to 2.18% (a)(b)
W & R Target Funds, Inc. - Dividend Income Portfolio
   2004                      1.35% to 2.35%     132,070   10.88 to 10.81       1,435,360       1.22%          8.79% to 8.06% (a)(b)
W & R Target Funds, Inc. - Growth Portfolio
   2004                      1.35% to 2.45%  11,922,962     8.21 to 8.44      97,433,674       0.27%          1.91% to 0.78%
   2003                      1.35% to 2.45%  12,142,977     8.06 to 8.37      97,493,053       0.00%        21.40% to 20.04%
   2002                      1.35% to 2.45%   9,244,541     6.52 to 6.98      61,229,177       0.01%      -23.23% to -22.36%
   2001                      1.35% to 2.00%   6,175,431     8.49 to 8.55      52,761,810       1.74%      -16.06% to -15.50%
   2000                      1.35% to 1.80%       5,049   10.12 to 10.12          51,100       0.00%          1.17% to 1.21% (a)(b)
W & R Target Funds, Inc. - High Income Portfolio
   2004                      1.35% to 2.45%   1,994,042   13.42 to 12.10      26,630,297       7.14%          8.38% to 7.17%
   2003                      1.35% to 2.45%   1,785,549   12.39 to 11.29      22,028,821       8.57%        18.12% to 16.80%
   2002                      1.35% to 2.45%   1,356,838    9.66 to 10.49      14,192,033      10.46%        -4.42% to -3.35%
   2001                      1.35% to 1.95%     690,448   10.78 to 10.85       7,483,861      18.26%          7.04% to 7.70%
   2000                      1.35% to 1.80%         844   10.07 to 10.07           8,501       0.00%          0.70% to 0.73% (a)(b)
W & R Target Funds, Inc. - International II Portfolio
   2004                      1.35% to 1.95%     105,889   11.91 to 11.87       1,260,521       1.89%        19.14% to 18.66% (a)(b)

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                Contract                                                     Investment
                                Expense                       Unit            Contract         Income            Total
                                 Rate*         Units        Fair Value      Owners' Equity     Ratio**         Return***
                             --------------  ---------- ----------------    --------------   -----------  ---------------------
W & R Target Funds, Inc. - International Portfolio
     2004                    1.35% to 2.45%   1,791,405   $ 8.71 to 8.95    $   15,522,159        0.66%     12.46% to 11.21%
     2003                    1.35% to 2.45%   1,680,876     7.74 to 8.04        12,964,547        1.76%     23.21% to 21.84%
     2002                    1.35% to 2.45%   1,209,380     6.20 to 6.61         7,581,706        0.54%   -20.16% to -19.26%
     2001                    1.35% to 2.00%     724,305     7.73 to 7.78         5,631,891        8.44%   -23.80% to -23.29%
     2000                             1.35%         794            10.15             8,056        0.00%        1.47% (a) (b)
W & R Target Funds, Inc. - Limited-Term Bond Portfolio
     2004                    1.35% to 2.35%   1,324,054   11.59 to 10.66        15,268,217        2.81%      0.24% to -0.77%
     2003                    1.35% to 2.35%   1,252,148   11.56 to 10.75        14,414,495        3.81%       1.76% to 0.73%
     2002                    1.35% to 1.95%     567,954   11.22 to 11.36         6,437,311        3.56%       3.38% to 4.01%
     2001                    1.35% to 1.95%     176,463   10.85 to 10.92         1,925,569        6.92%       7.07% to 7.73%
W & R Target Funds, Inc. - Micro Cap Growth Portfolio
     2004                    1.35% to 1.95%      42,704   11.18 to 11.13           476,619        0.00%     11.75% to 11.30% (a)(b)
W & R Target Funds, Inc. - Money Market Portfolio
     2004                    1.35% to 2.00%     823,823    10.08 to 9.81         8,268,200        0.67%     -0.67% to -1.32%
     2003                    1.35% to 2.00%     892,194    10.15 to 9.94         9,019,240        0.57%     -0.84% to -1.50%
     2002                    1.35% to 2.00%   1,080,121   10.10 to 10.24        11,028,481        1.07%     -0.88% to -0.23%
     2001                    1.35% to 2.00%     916,138   10.19 to 10.26         9,384,515        3.25%       1.51% to 2.19%
     2000                         1.35%           3,115            10.04            31,271        0.00%                0.39% (a)(b)
W & R Target Funds, Inc. - Mortgage Securities Portfolio
     2004                    1.35% to 1.95%      73,816   10.21 to 10.19           753,655        3.86%       2.14% to 1.88% (a)(b)
W & R Target Funds, Inc. - Real Estate Securities Portfolio
     2004                    1.35% to 1.90%     112,731   12.38 to 12.35         1,394,265        1.05%     23.75% to 23.47% (a)(b)
W & R Target Funds, Inc. - Science & Technology Portfolio
     2004                    1.35% to 2.45%   3,567,614    9.33 to 10.22        33,094,187        0.00%     14.68% to 13.40%
     2003                    1.35% to 2.45%   3,285,841     8.13 to 9.01        26,616,811        0.00%     28.70% to 27.26%
     2002                    1.35% to 2.45%   2,406,665     6.21 to 7.09        15,173,191        0.00%   -25.85% to -25.01%
     2001                    1.35% to 2.00%   1,486,955     8.37 to 8.43        12,520,812        1.00%   -13.69% to -13.11%
     2000                         1.35%           1,183             9.70            11,475        0.00%             -3.00% (a)(b)
W & R Target Funds, Inc. - Small Cap Growth Portfolio
     2004                    1.35% to 2.35%   3,776,860   11.36 to 11.06        42,675,208        0.00%     12.75% to 11.61%
     2003                    1.35% to 2.35%   3,680,292    10.08 to 9.91        36,933,019        0.00%     33.94% to 32.58%
     2002                    1.35% to 2.35%   3,174,788     7.41 to 7.52        23,823,289        0.00%   -23.63% to -22.85%
     2001                    1.35% to 2.00%   1,746,341     9.68 to 9.75        17,010,453        0.00%     -3.91% to -3.27%
     2000    .                    1.35%           4,313            10.08            43,472        0.00%                0.79% (a)(b)
W & R Target Funds, Inc. - Small Cap Value Portfolio
     2004                    1.35% to 1.95%     139,286   11.24 to 11.19         1,563,381        0.00%    12.36% to 11.91% (a)(b)
W & R Target Funds, Inc. - Value Portfolio
     2004                    1.35% to 2.45%   2,571,325   12.16 to 11.67        31,097,819        1.09%    13.15% to 11.89%
     2003                    1.35% to 2.45%   2,340,899   10.75 to 10.43        25,054,240        0.65%    23.42% to 22.05%
     2002                    1.35% to 2.45%   1,606,874     8.55 to 8.71        13,957,056        1.04%  -14.84% to -13.87%
     2001                    1.35% to 2.35%     701,110   10.04 to 10.11         7,082,344        0.77%      0.42% to 1.10% (a)(b)
                                                                            --------------

2004 Contract owners' equity                                                $  464,740,562
                                                                            ==============

2003 Contract owners' equity                                                $  422,455,517
                                                                            ==============

2002 Contract owners' equity                                                $  284,737,793
                                                                            ==============

2001 Contract owners' equity                                                $  200,596,191
                                                                            ==============

2000 Contract owners' equity                                                $      227,717
                                                                            ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

     * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                        PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE


Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company